Summary of Significant Accounting Policies (Details)	6 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Summary of Significant Accounting Policies [Line Items]
Customer advances	$ 4,473,963			$ 239,073
Cash and cash equivalents	9,054,254			13,328,156
Customer Advances [Member]
Summary of Significant Accounting Policies [Line Items]
Customer advances	4,473,963			$ 239,073	$ 219,431
HONG KONG
Summary of Significant Accounting Policies [Line Items]
Cash and cash equivalents	9,054,254
Deposit	7,919,359
HONG KONG | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit	69,300		¥ 500,000
China [Member]
Summary of Significant Accounting Policies [Line Items]
Deposit	977,198
Inventory Valuation and Obsolescence [Member]
Summary of Significant Accounting Policies [Line Items]
Inventory writing down	$ 4,875,506